Schedule II - Condensed Financial Information of Registrant - Statements of Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income
Net (loss) income attributable to Sirius Group's common shareholder	$ (28.0)	$ 16.0	$ (179.0)	$ (0.8)	$ 7.7	$ 6.9	$ 27.8	$ (12.0)	$ 9.8	$ 110.3	$ (172.1)	$ (156.1)	$ 32.5	$ 291.2
Other comprehensive income (loss)
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, net of tax														(29.8)
Change in foreign currency translation	4.7		26.3							(57.2)	73.5	71.7	(67.3)	(65.4)
Net change in other													1.2	0.2
Comprehensive (loss) income	$ (23.0)		$ (146.0)							$ 56.6	$ (81.9)	(64.6)	(14.3)	215.0
Registrant
Comprehensive income
Net (loss) income attributable to Sirius Group's common shareholder												(156.1)	32.5	291.2
Other comprehensive income (loss)
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, net of tax														(29.8)
Change in foreign currency translation												71.7	(67.3)	(65.4)
Net change in other													1.2	0.2
Comprehensive (loss) income												$ (84.4)	$ (33.6)	$ 196.2